Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Disclosure [Line Items]
Payments or refunds of income taxes			$ 6,584	$ 4,367	$ 17,555	$ 20,643
Special Economic zone Credits of Polish Subsidiaries					21,600
U.S. research credit carryforward, expiration date					2031
Income tax incentive of Czech Republic Subsidiary					1,400
Deferred tax asset related to foreign tax credit carryforwards					1,200
U.S. research credit carryforward					2,000
Net operating losses and credit carryforwards					19,500
Net operating losses and credit carryforwards					beginning in 2013
U.S. valuation allowance against net deferred tax asset					70,900
Valuation allowances related to tax loss and credit carryforwards and other deferred tax assets					97,300
Deferred income tax Not provided on Undistributed earnings of Foreign subsidiary					396,000
Total unrecognized tax benefits					4,900
Total unrecognized tax benefits including interest and penalties					4,946
Unrecognized tax benefits amount effective on income tax rate					4,900
Unrecognized tax benefits, gross decrease for audit settlements					327
Income tax expense related to interest and penalties					46	70
Effective tax rate	28.00%	25.00%
Foreign Tax Authority [Member]
Income Taxes Disclosure [Line Items]
U.S. foreign tax credit carryforward					15,900
U.S. foreign tax credit carryforward Expiry beginning year					2016
Foreign subsidiaries, primarily in France, Brazil, Germany, and UK [Member]
Income Taxes Disclosure [Line Items]
Foreign subsidiaries net operating loss Carryforward					185,000
Operating Loss Carryforwards, Expiration Dates					indefinite expiration periods
Foreign subsidiaries in China, Mexico, Italy, Netherlands, Poland, Spain and Korea [Member]
Income Taxes Disclosure [Line Items]
Foreign subsidiaries net operating loss Carryforward					$ 88,000
Operating Loss Carryforwards, Expiration Dates					beginning in 2013